Changes in Liabilities Arising from Financial Activities	12 Months Ended
Dec. 31, 2019
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Changes in Liabilities Arising from Financial Activities
NOTE 23: CHANGES IN LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
The change in bank loans balances is detailed as follows:
BANK LOANS FINANCIAL LIABILITY ROLL FORWARD

(€‘000)	For the year ended
	2019	2018
Opening balance at 1 January	510	536
New bank loans	—	220
Installments	(281)	(245)

Closing balance at 31 December	229	510

The change in lease liability balances is detailed as follows:
LEASES LIABILITY ROLL FORWARD

(€‘000)	For the year ended
	2019	2018
Opening balance at 1 January	1,136	909
New leases	4,204	730
Installments	(1,206)	(503)

Closing balance at 31 December	4,134	1,136

The change in recoverable cash advance liability balances is detailed as follows:
RECOVERABLE CASH ADVANCE LIABILITY ROLL FORWARD

(€‘000)	For the year ended
	2019	2018
Opening balance at 1 January	3,140	1,770
Repayments	(256)	(226)
New Liability component	1,481	598
Remeasurement	120	998

Closing balance at 31 December	4,484	3,140

The change in the recoverable cash advances liability at balance sheet date reflects both the new liability components recorded during the year as well as the remeasurement of the liability at amortized cost, based on the Group’s updated business plan and sales forecast for the Group’s
CAR-T
product candidates. See Note 22. The
year-end
balance also captures the repayments of contractual turnover independent lump sums to the Walloon Region (relating to C-Cath ez
agreements).